Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	QUANTUM-SI INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39486
Entity Tax Identification Number	85-1388175
Entity Address, Address Line One	29 Business Park Drive
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	866
Local Phone Number	688-7374
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	QSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001816431
Amendment Flag	false